Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Feb. 26, 2012	Feb. 27, 2011	Nov. 27, 2011	Nov. 28, 2010	Nov. 29, 2009
Cash Flows from Operating Activities:
Net income	$ 49,297	$ 39,168	$ 135,112	$ 149,446	$ 150,712
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	31,218	28,390	117,793	104,896	84,603
Asset impairments	58	596	5,777	6,865	16,814
Gain on disposal of property, plant and equipment	(88)	(59)	(2)	(248)	(175)
Unrealized foreign exchange (gains) losses	(1,639)	6,650	(5,932)	(17,662)	14,657
Realized loss on settlement of forward foreign exchange contracts not designated for hedge accounting	3,485	5,723	9,548	16,342	50,760
Employee benefit plans' amortization from accumulated other comprehensive loss	373	793	(8,627)	3,580	(19,730)
Employee benefit plans' curtailment (gain) loss, net	(773)	(16)	129	106	1,643
Noncash loss (gain) on extinguishment of debt, net of write-off of unamortized debt issuance costs			226	(13,647)
Amortization of deferred debt issuance costs	1,110	1,058	4,345	4,332	4,344
Stock-based compensation	1,214	1,841	8,439	6,438	7,822
Allowance for doubtful accounts	2,919	3,028	4,634	7,536	7,246
Deferred income taxes			16,153	31,113	(5,128)
Change in operating assets and liabilities:
Trade receivables	118,185	87,388	(116,003)	(30,259)	27,568
Inventories	(29,961)	(43,962)	(6,848)	(148,533)	113,014
Other current assets	(17,713)	3,313	(39,231)	(20,131)	5,626
Other non-current assets	(1,744)	(5,350)	4,780	(7,160)	(11,757)
Accounts payable and other accrued liabilities	26,711	(11,799)	(55,300)	39,886	(58,185)
Income tax liabilities	11,764	3,799	(15,242)	6,330	(3,377)
Accrued salaries, wages and employee benefits and long-term employee related benefits	(90,766)	(74,259)	(55,846)	(12,128)	6,789
Other long-term liabilities	1,049	(359)	(2,358)	19,120	(4,452)
Other, net	94	83	301	52	(11)
Net cash provided by operating activities	104,793	46,026	1,848	146,274	388,783
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(17,291)	(40,498)	(130,580)	(154,632)	(82,938)
Proceeds from sale of property, plant and equipment	117	76	171	1,549	939
Payments on settlement of forward foreign exchange contracts not designated for hedge accounting	(3,485)	(5,723)	(9,548)	(16,342)	(50,760)
Acquisitions, net of cash acquired				(12,242)	(100,270)
Other			(1,000)	(114)
Net cash used for investing activities	(20,659)	(46,145)	(140,957)	(181,781)	(233,029)
Cash Flows from Financing Activities:
Proceeds from issuance of long-term debt				909,390
Repayments of long-term debt and capital leases	(458)	(456)	(1,848)	(866,051)	(72,870)
Proceeds from senior revolving credit facility	50,000		305,000
Repayments of senior revolving credit facility	(110,000)		(213,250)
Short-term borrowings, net	7,754	(2,261)	19,427	27,311	(2,704)
Debt issuance costs	(51)		(7,307)	(17,546)
Restricted cash	(305)	618	(3,803)	(700)	(602)
Repurchase of common stock	(479)	(245)	(489)	(78)
Dividends to noncontrolling interest shareholders					(978)
Dividend to stockholders		(20,023)	(20,023)	(20,013)	(20,001)
Net cash provided by (used for) financing activities	(53,539)	(22,367)	77,707	32,313	(97,155)
Effect of exchange rate changes on cash and cash equivalents	3,183	1,873	(3,782)	2,116	1,393
Net (decrease) increase in cash and cash equivalents	33,778	(20,613)	(65,184)	(1,078)	59,992
Beginning cash and cash equivalents	204,542	269,726	269,726	270,804	210,812
Ending cash and cash equivalents	238,320	249,113	204,542	269,726	270,804
Cash paid during the period for:
Interest	5,796	5,009	129,079	147,237	135,576
Income taxes	$ 4,077	$ 11,933	$ 56,229	$ 52,912	$ 56,922